Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share-based Payment Expense	The amounts recognised in the income statement in respect of share-based payments were as follows:

			2023		2022		2021
	Notes	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m
PSP & RSP	28(a)	27	2	38	1	30	—
DSBS	28(b)	38	1	36	3	39	2
Other schemes		6	—	7	—	7	—
Total recognised in the income statement	3	71	3	81	4	76	2

Summary of Share-based Payment Liability	The Group has recorded liabilities in respect of vested and unvested grants at the end of 2023 and 2022:

		2023		2022
	Vested £m	Unvested £m	Vested £m*	Unvested £m
PSP & RSP	(0.4)	0.8	(0.3)	1.9
DSBS	—	3.1	0.5	6.6
Total liability	(0.4)	3.9	0.2	8.5
Note:
*The reduction in the liabilities for vested LTIPs was due to shares being exercised at prices lower than the share price at date of grant.
Details of the movements for the equity- and cash-settled LTI schemes during the years ended 31 December 2023 and 31 December
2022, were as follows:

		2023		2022
	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands
Outstanding at start of year	8,960	196	9,891	243
Granted during the period	3,379	94	2,927	58
Exercised during the period	(2,401)	(51)	(1,606)	(58)
Forfeited during the period	(2,132)	(41)	(2,252)	(47)
Outstanding at end of year	7,806	198	8,960	196
Exercisable at end of year	513	24	661	40
Details of the movements for the equity- and cash-settled DSBS scheme during the years ended 31 December 2023 and 31 December
2022, were as follows:

		2023		2022
	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands
Outstanding at start of year	4,015	141	4,141	223
Granted during the period	1,675	211	1,616	85
Exercised during the period	(1,743)	(81)	(1,609)	(159)
Forfeited during the period	(96)	(10)	(133)	(8)
Outstanding at end of year	3,851	261	4,015	141
Exercisable at end of year	—	1	1	14

Summary of Valuation Assumptions Used to Determine Fair Value of Share Options	Assumptions used in the Black-Scholes models to determine the fair value of share options at grant date were as follows:

		2023		2022
	PSP & RSP	DSBS	PSP & RSP	DSBS
Expected volatility (%)	27.0	27.0	27.0	27.0
Average expected term to exercise (years)	3.0	3.0	3.0	3.0
Risk-free rate (%)	3.5	3.5	1.4	1.4
Expected dividend yield (%)	7.7	7.7	6.8	6.8
Share price at date of grant (£)	29.71	29.71	32.18	32.18
Fair value at grant date (£)*	23.15 / 23.61	23.61	27.46/26.28	26.28
Fair value at grant date (£)* - Management Board	20.46 / 23.61	23.61	24.8/26.28	26.28
Note:
*Where two figures have been quoted for the Long-Term Incentive Plan, the numbers relate to PSP and RSP awards, respectively.

Summary of Valuation Assumptions Used in Monte-Carlo Models	Market condition features were incorporated into the Monte-Carlo models for the total shareholder return elements of the PSP, in determining fair value at grant date. Assumptions used in these models were as follows:

	2023 PSP	2022 PSP
Average share price volatility FMCG comparator group (%)	24	23
Average correlation FMCG comparator group (%)	29	31